STATEMENTS OF LOSS - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES OF $28,707 AND $51,159, RESPECTIVELY			$ 910,227	$ 1,631,653
COST OF REVENUES			654,177	1,314,080
Gross profit			256,050	317,573
OPERATING EXPENSES
Selling, general and administrative expenses			2,594,725	2,074,448
Income (Loss) from operations			(2,358,774)	(3,271,035)
Other income / (expense)
Interest expense			(55,837)	(14,986)
Other income / (expense)			6,290	1,498,352
Net Income (Loss)			$ (3,125,595)	$ (1,787,669)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic and diluted			775,469,306	710,868,609
NET LOSS PER COMMON SHARE:
Basic and diluted			$ (0.00)	$ (0.00)
S And S Beverage [Member]
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES OF $28,707 AND $51,159, RESPECTIVELY	$ 572	$ 11,520	$ 342,972	$ 865,261
COST OF REVENUES	1,130	36,605	339,609	618,891
Gross profit	(558)	(25,085)	3,363	246,370
OPERATING EXPENSES
Selling, general and administrative expenses	2,909	57,316	606,627	1,010,565
Income (Loss) from operations	(3,467)	(82,401)	(603,264)	(764,195)
Other income / (expense)
Interest expense			(11,915)	(10,597)
Income tax expense, net			(13,290)
Other income / (expense)
Net Income (Loss)	$ (3,467)	$ (82,401)	$ (628,469)	$ (774,792)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic and diluted	10,000	10,000	10,000	10,000
NET LOSS PER COMMON SHARE:
Basic and diluted	$ (0.35)	$ (8.24)	$ (62.85)	$ (77.48)